UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments  | March 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE†	DATE*	VALUE

	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (83.9%)
$2,000	Dutchess County Industrial Development Agency, Marist College Ser 2000 A	3.64%	04/09/07	$2,000,000
2,700	Long Island Power Authority, Electric System Subser 1A	3.65	04/09/07	2,700,000
	Metropolitan Transportation Authority,
2,250	Ser 2002 D-2 (FSA)	3.63	04/09/07	2,250,000
900	Ser 2005 G Subser 2005 G-1	3.82	04/02/07	900,000
1,165	Transit Facilities Ser 1999 A MERLOTs 2000 Ser F (FGIC)	3.68	04/09/07	1,165,000
2,100	Monroe County Industrial Development Agency, St John Fisher College Ser 2005 (Radian)	3.60	04/09/07	2,100,000
	New York City,
1,700	Fiscal 1996 Ser J Subser J3	3.65	04/09/07	1,700,000
1,700	Fiscal 2004 Ser A Subser A-5	3.60	04/09/07	1,700,000
1,700	New York City Housing Development Corporation, 90 West Street 2006 Ser A	3.65	04/09/07	1,700,000
	New York City Industrial Development Agency,
1,835	Auditory & Oral School Ser 2006	3.65	04/09/07	1,835,000
2,000	Jewish Board of Family & Children’s Services Ser 2000	3.69	04/09/07	2,000,000
1,300	One Bryant Park LLC Ser 2004 A	3.67	04/09/07	1,300,000
2,100	One Bryant Park LLC Ser 2004 B	3.80	04/02/07	2,100,000
1,400	New York City Municipal Water Finance Authority, Fiscal 2005
	Ser C P-FLOATs PT-2616 (MBIA)	3.69	04/09/07	1,400,000
	New York City Transitional Finance Authority,
450	Fiscal 2003 Ser C Subser C2	3.75	04/02/07	450,000
400	Recovery Fiscal 2003 Ser 3 Subser 3F	3.75	04/02/07	400,000
2,000	New York State, Environmental Quality Ser 1998 G	3.58	07/12/07	2,000,000
	New York State Dormitory Authority,
1,100	Mental Health Services Facilities Ser 2003 D-2A (MBIA)	3.65	04/09/07	1,100,000
1,365	Mount Saint Mary College Ser 2005 (Radian)	3.70	04/09/07	1,365,000
2,000	Park Ridge Hospital Ser 2005	3.69	04/09/07	2,000,000
2,050	St Luke’s-Roosevelt Hospital Center Floater-TRs Ser 2005 FR/RI-L82 (FHA)	3.67	04/09/07	2,050,000
450	The Metropolitan Museum of Art Ser A	3.60	04/09/07	450,000
1,500	The New York Public Library Ser 1998 B (MBIA)	3.62	04/09/07	1,500,000
1,500	Wagner College Ser 1998	3.65	04/09/07	1,500,000
	New York State Housing Finance Agency,
1,200	20 River Terrace Housing 2002 Ser A	3.65	04/09/07	1,200,000
2,500	Historic Front Street 2003 Ser A	3.62	04/09/07	2,500,000
3,605	Normandie Court I Ser 1991	3.63	04/09/07	3,605,000
2,300	State Personal Income Tax Economic Development & Housing Ser 2005 C (FGIC)	3.65	04/09/07	2,300,000
100	New York State Local Government Assistance Corporation, Ser 1995 F	3.59	04/09/07	100,000
1,425	Ontario County Industrial Development Agency, CHF-Finger Lakes LLC Civic Facility Ser 2006 A	3.63	04/09/07	1,425,000
1,800	Puttable Floating Option Tax-Exempt Receipts, New York State Dormitory Authority Interfaith Medical Center P-FLOATs MT-409	3.70	04/09/07	1,800,000
1,875	Reset Option Certificates Trust II-R, Port Authority of New York & New Jersey Consolidated Ser 144 ROCs II-R Ser 664	3.70	04/09/07	1,875,000
2,000	St Lawrence County Industrial Development Agency, Claxton-Hepburn Medical Center Ser 2006	3.68	04/09/07	2,000,000
1,000	Sales Tax Asset Receivable Corporation, 2004 Ser A Eagle # 20040048 Class A (Ambac)	3.71	04/09/07	1,000,000
2,500	Tompkins County Industrial Development Agency, Tompkins Cortland Community College Foundation Inc Ser 2001 A	3.65	04/09/07	2,500,000
	Triborough Bridge & Tunnel Authority,
2,000	Ser 2005 B-2	3.65	04/09/07	2,000,000
1,000	Ser 2005 B-4	3.62	04/09/07	1,000,000

	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations
	(Cost $60,970,000)			60,970,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	New York Tax-Exempt Commercial Paper (2.8%)
2,000	New York City Municipal Water Finance Authority, Ser 6 (Cost $2,000,000)	3.68%	06/15/07	3.68%	2,000,000

	New York Tax-Exempt Short-Term Municipal Notes and Bonds (13.2%)
2,771	Canaseraga Village, Ser 2007 BANs, dtd 03/27/07	4.13	03/27/08	4.07	2,772,484
1,435	Hastings, Ser 2006 BANs, dtd 10/26/06	4.25	07/13/07	3.70	1,435,000
2,000	Haverstraw, Ser 2007 BANs, dtd 03/14/07	4.00	03/14/08	3.64	2,006,618
1,200	Highland Falls-Fort Montgomery Central School District, Ser 2006 TANs, dtd 07/18/06	4.50	06/29/07	4.00	1,201,423
1,500	New York City Transitional Finance Authority, Fiscal 2007 Ser 1 BANs, dtd 11/29/06	4.25	06/29/07	3.50	1,502,707
700	Roosevelt Union Free School District, Ser 2006 B BANs, dtd 11/28/06	4.35	08/02/07	3.75	701,390

	Total New York Tax-Exempt Short-Term Municipal Notes and Bonds
	(Cost $9,619,622)				9,619,622

	Total Investments (Cost $72,589,622) (a)			99.9%	72,589,622

	Other Assets in Excess of Liabilities			0.1	68,742

	Net Assets			100.0%	$72,658,364

BANs	Bond Anticipation Notes.
Floater-TRs	Floating Rate Trust Receipts.
MERLOTs	Municipal Exempt Receipts-Liquidity Option Tender.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
†	Rate shown is the rate in effect at March 31, 2007.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007